Income Taxes - Additional Information (Detail) - MXN ($) $ in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022		Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense	$ 29,112,504	$ 35,657,332	[1]
Decrease in effective income tax rate	32.07%	35.75%
Percentage of legal rate	30.00%
Updated Effective Tax Rate [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective tax rate				33.00%
Excluding income tax of foreign discontinued operations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense		$ 35,657,332
Retained earnings [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liability Asset	$ 2,315,646	$ 16,498,136

[1]	Restated for discontinued operations.